Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
Central Index Key	dei_EntityCentralIndexKey	0000924394
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 11, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
MONEY MARKET PORTFOLIO (First Prospectus Summary) | MONEY MARKET PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
FLEXIBLE INCOME PORTFOLIO (First Prospectus Summary) | FLEXIBLE INCOME PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
GLOBAL INFRASTRUCTURE PORTFOLIO (First Prospectus Summary) | GLOBAL INFRASTRUCTURE PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
GROWTH PORTFOLIO (First Prospectus Summary) | GROWTH PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
FOCUS GROWTH PORTFOLIO (First Prospectus Summary) | FOCUS GROWTH PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
MULTI CAP GROWTH PORTFOLIO (First Prospectus Summary) | MULTI CAP GROWTH PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
MID CAP GROWTH PORTFOLIO (First Prospectus Summary) | MID CAP GROWTH PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
MONEY MARKET PORTFOLIO (Second Prospectus Summary) | MONEY MARKET PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
FLEXIBLE INCOME PORTFOLIO (Second Prospectus Summary) | FLEXIBLE INCOME PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
GLOBAL INFRASTRUCTURE PORTFOLIO (Second Prospectus Summary) | GLOBAL INFRASTRUCTURE PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
GROWTH PORTFOLIO (Second Prospectus Summary) | GROWTH PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
FOCUS GROWTH PORTFOLIO (Second Prospectus Summary) | FOCUS GROWTH PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
MULTI CAP GROWTH PORTFOLIO (Second Prospectus Summary) | MULTI CAP GROWTH PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
MID CAP GROWTH PORTFOLIO (Second Prospectus Summary) | MID CAP GROWTH PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA